Fair Value Measurements - Schedule of Range of Inputs To Determine The fair Value of Contingent Consideration (Details)	Dec. 31, 2022
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	4.14
Expected revenue volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	19
Revenue discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	10
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	7.5